Property, plant and equipment - Impairment losses for pre-construction costs (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020 item	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Aug. 31, 2015 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Provision for impairment losses on property, plant and equipment		¥ 7,847,378	¥ 5,719,990	¥ 989,778
Impairment loss on other non-current assets		349,559	¥ 464,867	¥ 8,432
Amount invested		558,000
Impairment recognized		418,000
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax and non-inflation rate.			7.00%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax and non-inflation rate.			12.77%
PRC
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses for property, plant and equipment			¥ 5,720,000
CGUs with indicator of impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses for property, plant and equipment			8,879,000
CIP
Disclosure of detailed information about property, plant and equipment [line items]
Provision for impairment losses on property, plant and equipment		68,830	¥ 1,255,117
Impairment loss on other non-current assets		68,000
Huaneng Huaiyin Power Generation Co., Ltd. ("Huaiyin Power") Guanyun Large Unit Project (i)
Disclosure of detailed information about property, plant and equipment [line items]
Provision for impairment losses on property, plant and equipment		260,000
Designed investment		7,900,000
Amount invested		260,000			¥ 235,000
Impairment recognized		260,000
Number of 1,000MW large-capacity, high-efficiency and ultra-low-emission coal-fired generating unit project | item	2
Pre-construction cots		260,000
Huaneng Chaohu Power Generation Co., Ltd. ("Chaohu Power") Phase II Expansion Project (ii)
Disclosure of detailed information about property, plant and equipment [line items]
Designed investment		4,128,000
Amount invested		196,000
Impairment recognized		56,000
Pre-construction cots		¥ 290,000
Number of 660MW high-efficiency ultra-supercritical plant | item		2
Total amount of investment in project		¥ 3,959,000
Huaneng Luoyuan Power Generation Co., Ltd. ("Luoyuan Power") Phase II New Project (iii)
Disclosure of detailed information about property, plant and equipment [line items]
Designed investment		5,306,170
Amount invested		48,000
Impairment recognized		¥ 48,000
Minimum period since the project is suspended		3 years
Other items
Disclosure of detailed information about property, plant and equipment [line items]
Provision for impairment losses on property, plant and equipment		¥ 46,730
Amount invested		54,000
Impairment recognized		¥ 54,000
Number of other items | item		41